STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
HORIZON SPACE ACQUISITION II CORP
Net loss	$ (29,122)	$ 472,592	$ 1,809,006	$ 142,877
Adjustments to reconcile net income to net cash provided by operating activities:
Dividend and interest income on Trust Account	(588,076)	(726,071)	(2,889,530)	(344,530)
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Prepaid expense	(50,781)	(50,781)	51,876	(73,490)
Accrued expense	200,705	22,316	(10,155)	164,678
Net cash used in operating activities	(214,981)	(281,944)	(1,038,803)	(110,465)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Investment held in Trust Account			0	(69,000,000)
Extension fee deposited into Trust Account	(100,000)	0	(690,000)	0
Net cash (used in) provided by investing activities	34,121,276	0	(690,000)	(69,000,000)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from sale of public units, including over-allotment, net of underwriters' discount			0	67,965,000
Proceeds from sale of private placement units, including over-allotment			0	2,135,000
Proceed from promissory notes, related parties			990,000	0
Proceeds from related party	216,650	0	100,000	0
Payment of offering costs			0	(342,815)
Net cash provided by financing activities	(33,904,626)	0	1,090,000	69,757,185
Net Change in Cash	1,669	(281,944)	(638,803)	646,720
Cash, beginning of the period	7,917	646,720	646,720	0
Cash, end of the period	9,586	364,776	7,917	646,720
Supplemental Cash Flow Information [Abstract]
Accrued expense paid by Sponsor			0	129,082
Deferred offering costs paid by Sponsor for settlement of subscription receivable			0	25,000
Deferred offering costs paid by Sponsor			0	125,402
Issuance of representative shares			0	341,602
Reclassification of ordinary shares subject to redemption			0	68,096,100
Initial accretion of carrying value for public shares to redemption value			0	2,710,683
Subsequent accretion of carrying value for public shares to redemption value	$ 435,783	$ 726,071	3,579,530	344,530
Allocation of offering costs to ordinary shares subject to redemption			$ 0	$ 1,806,783